Stockholders' Equity - Series B Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended
	May 31, 2019	Mar. 14, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Class of Stock [Line Items]
Issuance of Founder Shares to Sponsor (in shares)	7,187,500
Preferred stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Blade Urban Air Mobility [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.00001
Blade Urban Air Mobility [Member] | Preferred stock - Series B
Class of Stock [Line Items]
Issuance of Founder Shares to Sponsor (in shares)		12,565,294
Price per share		$ 2.9199
Preferred stock, par value		$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001
Net proceeds from issuance		$ 36,689